Supplementary Balance Sheet Detail (Schedule Of Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Raw materials and supplies	$ 99,935	$ 39,434
Work in process	125,767	85,852
Finished goods	68,015	48,865
Inventories	293,717	174,151
Prepaid expenses	10,720	9,505
Value added tax and other indirect taxes receivable	19,242	18,627
Other Inventories, Spare Parts, Gross	11,507	11,010
Other current assets	4,699	5,730
Prepaid Expense and Other Assets, Current	46,168	44,872
Land and improvements	45,947	46,599
Buildings	68,680	59,608
Machinery and equipment and other	532,084	495,069
Construction in progress	42,131	41,375
Property, plant and equipment	688,842	642,651
Payrolls (including incentive programs)	17,284	14,196
Employee benefits	6,977	4,684
Deferred Revenue	5,380	20,784
Other	20,811	13,562
Accrued liabilities, net	50,452	53,226
Postretirement benefits	16,192	20,508
Pension and related benefits	33,718	36,116
Other	22,609	12,283
Other long - term obligations	$ 72,519	$ 68,907